Stock Plans (Details Narrative) - Titan Pharmaceuticals Inc [Member] - USD ($)			12 Months Ended
	Oct. 01, 2025	Jan. 02, 2025	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025	Jan. 01, 2025	Aug. 31, 2015	Feb. 28, 2014
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares agreed to issue					90,000
Stock options outstanding to purchase			0			79,000
Weighted average exercise price per share						$ 69.85
Weighted average remaining contractual term, outstanding (years)		7 years 1 month 6 days
Shares, granted or exercised			0
Shares, cancelled/expired			11,000
Conversion of stock description	At the effective time of the merger with Black Titan, the remaining outstanding options to purchase approximately 68,000 shares were assumed by Black Titan and converted into options to purchase ordinary shares of Black Titan on a one-for-one basis, with the exercise price, vesting terms and contractual life of each award remaining unchanged.
Shares, Assumed by Black Titan			68,000
Shares, exercisable			0
Stock-based compensation expense			$ 0	$ 0
Unrecognized compensation expense related to non-vested stock option			$ 0	$ 0
Plan 2015 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares agreed to issue							215,000	30
Shares available for grant							17,311
Stock options outstanding to purchase				9			79,498